CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
Schedule Of Cash And Cash Equivalents
	December 31,
	2012	2011

Bank deposits in U.S. dollars (bearing an annual average interest rate of 1.19% and 1.37% for 2012 and 2011, respectively)	$9,091	$1,300
Bank deposits in NIS (bearing an annual average interest rate of 2.19% and 2.95% for 2012 and 2011, respectively)	6,575	2,924
Cash in banks	708	1,622

	$16,374	$5,846